Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Consolidated net income	$ 11,710	$ 17,138	$ 38,360	$ 45,372	$ 40,813
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	1,720	2,359	(3,979)	(1,149)	3,178
Unrealized gain (loss) on securities available for sale	41	(1,303)	671	(337)	592
Total other comprehensive (loss) income, net of tax	1,761	1,056	(3,308)	(1,486)	3,770
Comprehensive income	13,471	18,194	35,052	43,886	44,583
Less: comprehensive income attributable to noncontrolling interest in subsidiaries, net of tax	3,852	8,771	17,690	23,665	20,652
Comprehensive income attributable to common stockholders	$ 9,619	$ 9,423	$ 17,362	$ 20,221	$ 23,931